UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments — May 31, 2016 (unaudited)

Security description	Shares	Value ($)
Common stocks — 38.30%
Aerospace & defense — 1.24%
Honeywell International, Inc.	11,974	1,363,000
TransDigm Group, Inc. *	3,877	1,021,745
United Technologies Corp.	6,359	639,588
		3,024,333
Airlines — 0.15%
United Continental Holdings, Inc. *,1	8,130	366,582

Auto components — 0.20%
Delphi Automotive PLC	7,262	493,526

Automobiles — 0.29%
General Motors Co.	22,495	703,644

Banks — 0.13%
U.S. Bancorp	7,278	311,644

Beverages — 0.45%
PepsiCo, Inc.	10,838	1,096,480

Biotechnology — 2.36%
Alnylam Pharmaceuticals, Inc. *,1	8,970	643,328
Atara Biotherapeutics, Inc. *,1	8,443	152,903
Celgene Corp. *	15,513	1,636,932
Gilead Sciences, Inc.	13,899	1,210,047
Lexicon Pharmaceuticals, Inc. *,1	67,151	954,216
MacroGenics, Inc. *	3,433	87,747
Regulus Therapeutics, Inc. *	3,981	24,443
TG Therapeutics, Inc. *,1	7,712	57,994
Vertex Pharmaceuticals, Inc. *	10,730	999,500
		5,767,110
Capital markets — 0.30%
Invesco Ltd.	10,440	327,816
Morgan Stanley	14,848	406,390
		734,206
Chemicals — 1.46%
Ecolab, Inc.	11,791	1,382,377
The Dow Chemical Co.	8,360	429,370

Security description	Shares	Value ($)
Common stocks— (continued)
Chemicals— (concluded)
The Sherwin-Williams Co.	5,972	1,738,389
		3,550,136
Communications equipment — 0.11%
Arista Networks, Inc. *	3,776	276,743

Construction materials — 0.16%
Martin Marietta Materials, Inc. [1]	2,032	384,129

Consumer finance — 0.68%
American Express Co.	5,380	353,789
Synchrony Financial *	41,458	1,293,489
		1,647,278
Diversified financial services — 0.72%
Citigroup, Inc.	17,198	800,911
JPMorgan Chase & Co.	14,583	951,832
		1,752,743
Diversified telecommunication services — 0.13%
pdvWireless, Inc. *	13,439	324,283

Electric utilities — 0.28%
NextEra Energy, Inc.	5,627	675,915

Electronic equipment, instruments & components — 0.34%
CDW Corp.	6,589	280,428
Dolby Laboratories, Inc., Class A	5,881	279,053
Jabil Circuit, Inc.	14,611	278,778
		838,259
Energy equipment & services — 0.32%
Halliburton Co. [1]	6,723	283,576
McDermott International, Inc. *	77,923	370,135
Noble Corp. PLC [1]	15,230	127,018
		780,729
Food & staples retailing — 0.15%
Walgreens Boots Alliance, Inc.	4,659	360,607

Security description	Shares	Value ($)
Common stocks— (continued)
Food products — 0.39%
Mondelez International, Inc., Class A	21,607	961,295

Health care equipment & supplies — 1.19%
HeartWare International, Inc. *,1	14,079	413,923
Intuitive Surgical, Inc. *	1,127	715,318
The Cooper Cos., Inc. [1]	4,782	778,558
Zimmer Biomet Holdings, Inc.	8,067	985,061
		2,892,860
Health care providers & services — 0.74%
Envision Healthcare Holdings, Inc. *	10,818	268,395
Express Scripts Holding Co. *,1	13,609	1,028,160
UnitedHealth Group, Inc.	3,775	504,604
		1,801,159
Hotels, restaurants & leisure — 1.16%
Chipotle Mexican Grill, Inc. *,1	839	370,805
Starbucks Corp. [1]	29,453	1,616,675
Yum! Brands, Inc.	10,255	841,833
		2,829,313
Industrial conglomerates — 0.87%
Danaher Corp.	16,145	1,588,022
General Electric Co.	17,804	538,215
		2,126,237
Insurance — 0.72%
Aflac, Inc.	6,106	424,123
Aon PLC	3,950	431,617
Lincoln National Corp.	10,632	487,477
MetLife, Inc.	8,806	401,113
		1,744,330
Internet & catalog retail — 2.26%
Amazon.com, Inc. *	5,148	3,720,923
Expedia, Inc. [1]	2,473	275,096
The Priceline Group, Inc. *	393	496,882

Security description	Shares	Value ($)
Common stocks— (continued)
Internet & catalog retail— (concluded)
TripAdvisor, Inc. *,1	15,200	1,029,648
		5,522,549
Internet software & services — 3.83%
Alphabet, Inc., Class A *	3,932	2,944,478
Alphabet, Inc., Class C *	2,204	1,621,527
Cornerstone OnDemand, Inc. *,1	10,634	425,466
Facebook, Inc., Class A *	34,974	4,155,261
Instructure, Inc. *,1	11,585	201,000
		9,347,732
IT services — 1.78%
Cognizant Technology Solutions Corp., Class A *	20,123	1,236,357
First Data Corp., Class A *	13,702	171,686
MasterCard, Inc., Class A	12,194	1,169,405
ServiceSource International, Inc. *,1	19,410	72,205
Visa, Inc., Class A [1]	21,399	1,689,237
		4,338,890
Machinery — 0.25%
Caterpillar, Inc. [1]	4,847	351,456
Colfax Corp. *,1	9,907	268,381
		619,837
Media — 0.77%
CBS Corp., Class B [1]	12,098	667,809
The Walt Disney Co. [1]	7,472	741,372
Time Warner, Inc.	6,189	468,260
		1,877,441
Oil, gas & consumable fuels — 1.02%
Chevron Corp.	1,485	149,985
Cobalt International Energy, Inc. *,1	54,906	122,990
EOG Resources, Inc.	6,176	502,479
Gulfport Energy Corp. *,1	2,684	82,506
Laredo Petroleum, Inc. *	35,567	430,716
Oasis Petroleum, Inc. *	44,029	442,051
PDC Energy, Inc. *,1	4,827	280,207

Security description	Shares	Value ($)
Common stocks— (continued)
Oil, gas & consumable fuels— (concluded)
SM Energy Co. [1]	14,805	466,654
		2,477,588
Personal products — 0.58%
The Estee Lauder Cos., Inc., Class A	15,465	1,419,378

Pharmaceuticals — 1.66%
Allergan PLC *	7,982	1,881,756
Catalent, Inc. *	8,828	248,243
Chimerix, Inc. *	8,342	40,876
Eli Lilly & Co.	4,617	346,414
Impax Laboratories, Inc. *	4,947	168,940
Mallinckrodt PLC *	2,677	169,615
Perrigo Co. PLC	4,764	456,582
Teva Pharmaceutical Industries Ltd., ADR	4,630	240,158
The Medicines Co. *,1	13,509	508,073
		4,060,657
Professional services — 0.98%
S&P Global, Inc.	11,527	1,288,834
Verisk Analytics, Inc. *,1	13,954	1,107,808
		2,396,642
Real estate investment trusts — 0.53%
Digital Realty Trust, Inc. [1]	7,910	755,009
Simon Property Group, Inc.	2,750	543,510
		1,298,519
Road & rail — 0.80%
Canadian Pacific Railway Ltd.	9,473	1,227,606
Norfolk Southern Corp.	2,991	251,424
Union Pacific Corp.	5,644	475,168
		1,954,198
Semiconductors & semiconductor equipment — 1.73%
Broadcom Ltd.	9,582	1,479,078
Lam Research Corp.	3,823	316,583
Maxim Integrated Products, Inc.	8,038	305,122
Micron Technology, Inc. *	47,793	607,927
NXP Semiconductors NV *,1	3,432	324,290

Security description	Shares	Value ($)
Common stocks— (continued)
Semiconductors & semiconductor equipment— (concluded)
ON Semiconductor Corp. *	27,550	269,163
Qorvo, Inc. *	6,287	320,448
Silicon Laboratories, Inc. *	6,288	312,828
Skyworks Solutions, Inc. [1]	4,154	277,321
		4,212,760
Software — 2.90%
Atlassian Corp. PLC, Class A *,1	17,800	401,746
Check Point Software Technologies Ltd. *,1	2,150	182,686
Microsoft Corp.	50,423	2,672,419
Salesforce.com, Inc. *	24,759	2,072,576
ServiceNow, Inc. *	14,242	1,020,154
VMware, Inc., Class A *	12,141	735,259
		7,084,840
Specialty retail — 1.94%
Best Buy Co., Inc.	9,486	305,165
The Home Depot, Inc.	20,029	2,646,231
The TJX Cos., Inc.	23,370	1,778,924
		4,730,320
Technology hardware, storage & peripherals — 1.27%
Apple, Inc.	27,565	2,752,641
Western Digital Corp. [1]	7,352	342,162
		3,094,803
Textiles, apparel & luxury goods — 0.62%
Nike, Inc., Class B	17,427	962,319
Under Armour, Inc., Class A *,1	7,549	284,824
Under Armour, Inc., Class C *	7,539	263,639
		1,510,782
Tobacco — 0.41%
Philip Morris International, Inc.	10,094	996,076

Wireless telecommunication services — 0.43%
SBA Communications Corp., Class A *	7,518	747,289

Security description	Shares	Value ($)
Common stocks— (concluded)
Wireless telecommunication services— (concluded)
T-Mobile US, Inc. *,1	6,997	299,192
		1,046,481
Total common stocks (cost—$86,323,597)		93,433,034

Investment company—4.44%
iShares iBoxx $ Investment Grade Corporate Bond ETF [1] (cost — $10,994,228)	90,700	10,828,673

	Face amount ($)

US government obligations — 13.20%
US Treasury Bonds
2.500%, due 02/15/46	525,000	509,230
2.750%, due 11/15/42	575,000	592,093
2.875%, due 05/15/43	595,000	626,145
2.875%, due 08/15/45	50,000	52,393
3.750%, due 11/15/43	175,000	216,562
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/20	9,430,171	9,550,622
0.125%, due 04/15/21	426,959	431,546
0.375%, due 07/15/25	15,949,519	16,117,738
0.625%, due 01/15/26	891,825	920,820
US Treasury Notes
0.875%, due 03/31/18	1,675,000	1,674,869
1.500%, due 02/28/23	430,000	426,053
1.625%, due 02/15/26	55,000	53,872
1.750%, due 01/31/23	300,000	302,062
2.125%, due 12/31/22	700,000	721,383
Total US government obligations (cost—$31,537,693)		32,195,388

Mortgage & agency debt securities — 6.36%
Federal Home Loan Mortgage Corporation Certificates,
5.000%, due 03/01/38	45,562	50,461
5.000%, due 11/01/38	5,356	5,891
5.500%, due 05/01/37	247,148	280,612
5.500%, due 08/01/40	39,214	44,088
6.500%, due 08/01/28	96,954	112,100
3.000% TBA	975,000	997,665
3.500% TBA	2,850,000	2,979,586
Federal National Mortgage Association Certificates,
4.000%, due 12/01/39	144,234	153,941
4.000%, due 02/01/41	77,786	83,259
4.000%, due 08/01/45	292,409	315,703

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities— (concluded)
Federal National Mortgage Association Certificates—(concluded)
4.500%, due 09/01/37	391,713	429,824
5.000%, due 10/01/39	23,459	26,053
5.000%, due 05/01/40	31,816	35,463
5.500%, due 08/01/39	141,060	159,039
7.000%, due 08/01/32	174,763	197,483
7.500%, due 02/01/33	3,672	4,249
3.500% TBA	1,900,000	1,988,172
4.000% TBA	1,825,000	1,948,187
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	117,460	126,821
Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	978	1,114
6.000%, due 02/20/29	2,305	2,689
6.000%, due 02/20/34	349,308	385,898
3.000% TBA	1,200,000	1,241,484
3.500% TBA	1,175,000	1,240,039
4.000% TBA	1,950,000	2,079,378
4.500% TBA	575,000	617,068
Total mortgage & agency debt securities (cost—$15,391,900)		15,506,267

Asset-backed securities — 1.58%
AmeriCredit Automobile Receivables Trust,
Series 2012-1, Class D, 4.720%, due 03/08/18	138,043	138,112
Series 2012-2, Class D, 3.380%, due 04/09/18	100,000	100,323
Series 2012-3, Class C, 2.420%, due 05/08/18	69,209	69,236
Series 2013-5, Class D, 2.860%, due 12/09/19	225,000	228,027
Series 2014-1, Class B, 1.680%, due 07/08/19	100,000	100,124
Series 2014-1, Class D, 2.540%, due 06/08/20	200,000	201,013
Capital Auto Receivables Asset Trust,
Series 2013-3, Class A4, 1.680%, due 04/20/18	210,000	210,356
Series 2013-3, Class B, 2.320%, due 07/20/18	225,000	225,698
Series 2016-1, Class D, 4.030%, due 08/21/23	320,000	327,669
Drive Auto Receivables Trust,
Series 2015-BA, Class D, 3.840%, due 07/15/21[2]	300,000	296,525
Series 2015-CA, Class D, 4.200%, due 09/15/21[2]	225,000	223,822
Series 2015-DA, Class D, 4.590%, due 01/17/23[2]	200,000	200,415
Series 2016-BA, Class A2, 1.380%, due 08/15/18[2]	125,000	124,995
Series 2016-BA, Class C, 3.190%, due 07/15/22[2]	100,000	99,992
Ford Credit Auto Owner Trust, Series 2014-A, Class C,
1.900%, due 09/15/19	250,000	251,039
Hyundai Auto Receivables Trust, Series 2012-B, Class C,
1.950%, due 10/15/18	225,000	225,395
John Deere Owner Trust, Series 2013-A, Class A4,
0.770%, due 07/15/19	153,677	153,594

Security description	Face amount ($)	Value ($)
Asset-backed securities— (concluded)
Santander Drive Auto Receivables Trust,
Series 2012-1, Class D, 4.560%, due 11/15/17	274,002	274,352
Series 2012-2, Class D, 3.870%, due 02/15/18	325,224	326,715
Series 2012-3, Class C, 3.010%, due 04/16/18	4,290	4,293
Series 2015-4, Class A2A, 1.200%, due 12/17/18	66,810	66,813
Total asset-backed securities (cost—$3,844,053)		3,848,508

Commercial mortgage-backed securities — 1.54%
Americold LLC Trust, Series 2010-ARTA, Class C,
6.811%, due 01/14/29[2]	125,000	139,424
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class C,
2.585%, due 08/15/26[2,3]	250,000	250,200
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA,
3.435%, due 12/15/27[2,3]	100,000	97,188
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class C,
2.185%, due 06/15/31[2,3]	150,000	147,727
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class C, 4.294%, due 04/10/48[3]	200,000	193,735
Series 2015-GC33, Class AS, 4.114%, due 09/10/58	250,000	269,997
Series 2016-P3, Class A4, 3.329%, due 04/15/49	250,000	260,354
COMM Mortgage Trust,
Series 2014-CR21, Class B, 4.339%, due 12/10/47	145,000	152,002
Series 2015-DC1, Class C, 4.498%, due 02/10/48[3]	150,000	143,752
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A4, 3.808%, due 11/15/48	320,000	343,668
Series 2015-C4, Class C, 4.738%, due 11/15/48[3]	150,000	145,106
CSMC Trust, Series 2015-DEAL, Class D,
3.534%, due 04/15/29[2,3]	275,000	266,443
Extended Stay America Trust, Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[2]	225,000	225,986
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[2]	80,614	81,776
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class CFX,
3.495%, due 12/15/19[2,3]	250,000	249,078
GS Mortgage Securities Trust, Series 2014-GSFL, Class D,
4.335%, due 07/15/31[2,3]	300,000	288,762
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class D,
3.934%, due 07/15/31[2,3]	300,000	284,835

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities— (concluded)
NLY Commercial Mortgage Trust, Series 2014-FL1, Class B,
2.185%, due 11/15/30[2,3]	130,739	130,556
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D,
3.006%, due 11/15/29[2,3]	100,428	99,005
Total commercial mortgage-backed securities (cost—$3,773,739)		3,769,594

Corporate bonds — 8.71%

Aerospace & defense — 0.05%
Huntington Ingalls Industries, Inc.
5.000%, due 11/15/25[2]	25,000	26,250
TransDigm, Inc.
6.000%, due 07/15/22	100,000	101,750
		128,000
Auto loans — 0.03%
General Motors Financial Co., Inc.
3.700%, due 11/24/20	60,000	61,668

Automobile OEM — 0.10%
Ford Motor Co.
7.450%, due 07/16/31	61,000	79,553
General Motors Co.
6.250%, due 10/02/43	100,000	110,310
6.600%, due 04/01/36	40,000	45,621
		235,484
Automotive parts — 0.20%
Meritor, Inc.
6.250%, due 02/15/24	50,000	43,625
Schaeffler Finance BV
4.750%, due 05/15/23[2]	200,000	204,875
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,4]	200,000	205,000
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23	25,000	25,562
		479,062
Banking-non-US — 0.10%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	51,335

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Banking-non-US— (concluded)
Lloyds Banking Group PLC
4.500%, due 11/04/24	200,000	203,239
		254,574
Banking-US — 0.90%
BB&T Corp. MTN
2.625%, due 06/29/20	140,000	142,939
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	70,164
CIT Group, Inc.
5.500%, due 02/15/19[2]	100,000	104,500
Citigroup, Inc.
1.750%, due 05/01/18	115,000	115,021
5.500%, due 09/13/25	185,000	203,736
JPMorgan Chase & Co.
3.875%, due 09/10/24	60,000	61,234
4.625%, due 05/10/21	260,000	285,594
6.750%, due 02/01/24[3,5]	100,000	111,094
Morgan Stanley
4.875%, due 11/01/22	170,000	184,431
Morgan Stanley MTN
4.350%, due 09/08/26	50,000	51,536
5.625%, due 09/23/19	100,000	110,733
PNC Funding Corp.
3.300%, due 03/08/22	90,000	95,044
SunTrust Bank
7.250%, due 03/15/18	100,000	109,114
SunTrust Banks, Inc.
2.900%, due 03/03/21	95,000	96,536
The Goldman Sachs Group, Inc.
2.875%, due 02/25/21	120,000	121,781
5.150%, due 05/22/45	30,000	30,825
5.750%, due 01/24/22	100,000	114,610
6.150%, due 04/01/18	105,000	113,186
Wells Fargo & Co.
5.375%, due 11/02/43	60,000	67,984
		2,190,062
Building materials — 0.17%
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	25,000	26,500
Boise Cascade Co.
6.375%, due 11/01/20	125,000	127,500

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Building materials— (concluded)
Builders FirstSource, Inc.
7.625%, due 06/01/21[2]	71,000	74,550
Masco Corp.
4.450%, due 04/01/25	100,000	103,750
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, due 07/15/23	50,000	50,250
Vulcan Materials Co.
4.500%, due 04/01/25	25,000	26,563
		409,113
Chemicals — 0.05%
LYB International Finance BV
4.875%, due 03/15/44	70,000	68,961
Valspar Corp.
4.200%, due 01/15/22	60,000	63,112
		132,073
Commercial services — 0.09%
AECOM
5.875%, due 10/15/24	100,000	104,000
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[2]	25,000	26,063
The ADT Corp.
6.250%, due 10/15/21	75,000	78,562
		208,625
Consumer products — 0.17%
Kimberly-Clark Corp.
3.625%, due 08/01/20	45,000	48,693
Party City Holdings, Inc.
6.125%, due 08/15/23[2]	50,000	51,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA
8.250%, due 02/15/21[6]	200,000	207,760
Spectrum Brands, Inc.
6.625%, due 11/15/22	100,000	106,563
		414,016

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Consumer services — 0.10%
United Rentals North America, Inc.
4.625%, due 07/15/23	50,000	49,625
6.125%, due 06/15/23	150,000	155,250
XLIT Ltd.
6.375%, due 11/15/24	40,000	46,901
		251,776
Diversified manufacturing — 0.06%
Illinois Tool Works, Inc.
3.500%, due 03/01/24	60,000	64,544
WESCO Distribution, Inc.
5.375%, due 12/15/21	75,000	76,875
		141,419
Electric-generation — 0.12%
Calpine Corp.
6.000%, due 01/15/22[2]	100,000	104,875
NRG Energy, Inc.
6.250%, due 07/15/22	75,000	73,664
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	126,826
		305,365
Electric-integrated — 0.53%
Alabama Power Co.
6.000%, due 03/01/39	30,000	37,981
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	85,932
Consolidated Edison Co. of New York, Inc.
5.850%, due 03/15/36	45,000	55,905
DTE Electric Co.
3.700%, due 03/15/45	50,000	50,267
Duke Energy Indiana LLC
6.350%, due 08/15/38	30,000	41,087
Duke Energy Progress LLC
3.000%, due 09/15/21	240,000	252,721
Edison International
2.950%, due 03/15/23	50,000	50,450
Exelon Corp.
3.400%, due 04/15/26	30,000	30,277
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	172,679

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Electric-integrated— (concluded)
Florida Power & Light Co.
5.950%, due 02/01/38	50,000	65,623
Indiana Michigan Power Co., Series K
4.550%, due 03/15/46	40,000	42,578
National Rural Utilities Cooperative Finance Corp.
2.300%, due 11/01/20	50,000	50,943
Northern States Power Co.
2.600%, due 05/15/23	50,000	50,916
3.600%, due 05/15/46	30,000	29,801
Pacific Gas & Electric Co.
2.950%, due 03/01/26	30,000	30,507
5.800%, due 03/01/37	40,000	50,703
PacifiCorp
6.000%, due 01/15/39	30,000	39,548
Southern California Edison Co.
5.950%, due 02/01/38	55,000	72,189
Southern Power Co.
5.250%, due 07/15/43	10,000	10,454
Virginia Electric & Power Co.
3.450%, due 09/01/22	60,000	63,410
		1,283,971
Energy-independent — 0.23%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	20,000	22,627
Apache Corp.
4.750%, due 04/15/43	45,000	43,099
California Resources Corp.
8.000%, due 12/15/22[2]	10,000	7,275
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	20,000	19,450
Chesapeake Energy Corp.
8.000%, due 12/15/22[2]	50,000	40,250
ConocoPhillips Co.
4.200%, due 03/15/21	40,000	42,384
5.950%, due 03/15/46	50,000	59,327
Continental Resources, Inc.
4.500%, due 04/15/23	25,000	22,766
5.000%, due 09/15/22	50,000	47,250
Devon Energy Corp.
4.000%, due 07/15/21	50,000	48,247
Newfield Exploration Co.
5.625%, due 07/01/24	25,000	24,875
5.750%, due 01/30/22	25,000	25,187

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Energy-independent— (concluded)
Occidental Petroleum Corp., Series 1
4.100%, due 02/01/21	30,000	32,356
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	23,000
Range Resources Corp.
5.750%, due 06/01/21	50,000	48,625
SM Energy Co.
6.125%, due 11/15/22	50,000	45,750
Whiting Petroleum Corp.
5.750%, due 03/15/21	15,000	12,712
		565,180
Energy-integrated — 0.18%
BP Capital Markets PLC
3.062%, due 03/17/22	90,000	91,956
Cenovus Energy, Inc.
5.700%, due 10/15/19	50,000	51,172
Chevron Corp.
3.191%, due 06/24/23	90,000	93,507
Exxon Mobil Corp.
4.114%, due 03/01/46	60,000	63,805
Petro-Canada
6.050%, due 05/15/18	60,000	64,234
Shell International Finance BV
4.000%, due 05/10/46	40,000	38,865
Total Capital International SA
3.750%, due 04/10/24	40,000	42,538
		446,077
Energy-refining & marketing — 0.04%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	25,000	16,750
Valero Energy Corp.
6.625%, due 06/15/37	75,000	78,149
		94,899
Finance-diversified — 0.17%
Bank of America Corp.
6.110%, due 01/29/37	100,000	115,627

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Finance-diversified— (concluded)
Bank of America Corp. GMTN
2.625%, due 04/19/21	90,000	90,347
Bank of America Corp. MTN
4.200%, due 08/26/24	120,000	122,537
Quicken Loans, Inc.
5.750%, due 05/01/25[2]	100,000	94,750
		423,261
Finance-non-captive diversified — 0.07%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	99,625
General Electric Co.
6.750%, due 03/15/32	50,000	68,947
		168,572
Finance-other — 0.46%
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20[2]	200,000	203,850
General Electric Co. MTN
4.650%, due 10/17/21	50,000	56,545
International Lease Finance Corp.
5.875%, due 04/01/19	200,000	213,750
KCG Holdings, Inc.
6.875%, due 03/15/20[2]	100,000	90,250
KfW
0.000%, due 04/18/36	105,000	58,992
Navient Corp. MTN
8.000%, due 03/25/20	100,000	102,750
Private Export Funding Corp.
2.300%, due 09/15/20	250,000	257,661
Springleaf Finance Corp.
5.250%, due 12/15/19	125,000	119,375
SquareTwo Financial Corp.
11.625%, due 04/01/17[7]	100,000	13,000
		1,116,173
Food/beverage — 0.30%
Agrokor D.D.
8.875%, due 02/01/20[2]	200,000	212,500

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Food/beverage— (concluded)
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, due 06/15/24[2]	45,000	46,238
Anheuser-Busch InBev Finance, Inc.
4.700%, due 02/01/36	100,000	108,053
4.900%, due 02/01/46	80,000	89,155
Aramark Services, Inc.
5.125%, due 01/15/24[2]	50,000	51,859
Dean Foods Co.
6.500%, due 03/15/23[2]	50,000	52,125
Kraft Heinz Foods Co.
5.200%, due 07/15/45[2]	20,000	22,443
PepsiCo, Inc.
4.875%, due 11/01/40	30,000	34,338
The Kroger Co.
3.850%, due 08/01/23	110,000	118,588
		735,299
Gaming — 0.12%
Scientific Games International, Inc.
10.000%, due 12/01/22	75,000	60,750
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	100,000	109,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, due 03/15/22	125,000	126,719
		297,219
Gas distributors — 0.06%
Phillips 66 Partners LP
3.605%, due 02/15/25	50,000	46,991
Sempra Energy
9.800%, due 02/15/19	90,000	108,254
		155,245
Gas pipelines — 0.29%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	75,000	67,500
DCP Midstream LLC
5.350%, due 03/15/20[2]	25,000	24,066

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Gas pipelines— (concluded)
Energy Transfer Partners LP
9.000%, due 04/15/19	110,000	122,126
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	40,480
5.100%, due 02/15/45	10,000	10,151
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	46,000
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	85,000	87,816
Kinder Morgan, Inc.
5.550%, due 06/01/45	40,000	36,787
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[6]	100,000	102,125
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20[2]	100,000	99,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, due 02/01/21	25,000	25,313
Williams Partners LP
4.300%, due 03/04/24	60,000	53,387
		715,251
Health care — 0.30%
CHS/Community Health Systems, Inc.
7.125%, due 07/15/20	25,000	23,188
HCA, Inc.
7.500%, due 02/15/22	200,000	226,750
Hologic, Inc.
5.250%, due 07/15/22[2]	50,000	52,312
inVentiv Health, Inc.
10.000%, due 08/15/18[2,4]	35,000	35,612
Medtronic, Inc.
4.375%, due 03/15/35	85,000	92,324
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[2]	30,000	30,825
Tenet Healthcare Corp.
6.000%, due 10/01/20	100,000	105,250
UnitedHealth Group, Inc.
4.625%, due 07/15/35	50,000	55,998
Universal Health Services, Inc.
5.000%, due 06/01/26[2]	25,000	25,125

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Health care— (concluded)
WellCare Health Plans, Inc.
5.750%, due 11/15/20	25,000	25,906
Zimmer Biomet Holdings, Inc.
2.700%, due 04/01/20	50,000	50,650
		723,940
Home construction — 0.13%
CalAtlantic Group, Inc.
5.250%, due 06/01/26	100,000	98,687
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]	40,000	35,200
KB Home
7.000%, due 12/15/21	100,000	101,000
PulteGroup, Inc.
5.500%, due 03/01/26	75,000	76,454
		311,341
Insurance-life — 0.12%
Aon PLC
3.500%, due 06/14/24	60,000	60,454
CNA Financial Corp.
4.500%, due 03/01/26	40,000	41,539
Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	40,000	45,907
MetLife, Inc.
4.125%, due 08/13/42	30,000	29,086
Principal Financial Group, Inc.
8.875%, due 05/15/19	50,000	58,705
Prudential Financial, Inc. MTN
6.625%, due 12/01/37	48,000	59,603
		295,294
Insurance-personal & casualty — 0.04%
HUB International Ltd.
7.875%, due 10/01/21[2]	100,000	98,000

Leisure — 0.05%
NCL Corp. Ltd.
4.625%, due 11/15/20[2]	35,000	35,700

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Leisure— (concluded)
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	75,000	78,750
		114,450
Lodging — 0.09%
Starwood Hotels & Resorts Worldwide, Inc.
4.500%, due 10/01/34	80,000	79,073
Wyndham Worldwide Corp.
5.625%, due 03/01/21	118,000	130,134
		209,207
Machinery-diversified — 0.02%
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	40,828

Media-broadcast/outdoor — 0.19%
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, due 03/15/20	50,000	48,000
iHeartCommunications, Inc.
9.000%, due 12/15/19	75,000	58,875
Netflix, Inc.
5.875%, due 02/15/25	100,000	104,750
Sirius XM Radio, Inc.
5.375%, due 07/15/26[2]	25,000	24,875
5.875%, due 10/01/20[2]	100,000	103,375
The Walt Disney Co. GMTN
2.150%, due 09/17/20	50,000	51,331
4.125%, due 06/01/44	40,000	43,556
Time Warner, Inc.
2.950%, due 07/15/26	30,000	29,443
		464,205
Media-cable — 0.32%
Altice SA
7.750%, due 05/15/22[2]	200,000	204,875
Comcast Corp.
6.950%, due 08/15/37	30,000	42,049
DISH DBS Corp.
5.875%, due 11/15/24	75,000	69,516
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	44,373
Numericable-SFR SA
6.250%, due 05/15/24[2]	200,000	194,500

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Media-cable— (concluded)
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	69,782
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	44,698
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, due 01/15/23[2]	100,000	103,125
		772,918
Media-diversified — 0.04%
TEGNA, Inc.
6.375%, due 10/15/23	100,000	106,815

Media-non cable — 0.03%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	100,000	64,250
8.000%, due 02/15/24[2]	5,000	5,094
		69,344
Media-publishing — 0.02%
The McClatchy Co.
9.000%, due 12/15/22	50,000	47,500

Metals & mining — 0.27%
Alcoa, Inc.
5.125%, due 10/01/24	40,000	38,588
ArcelorMittal
7.250%, due 02/25/22[6]	50,000	52,250
10.850%, due 06/01/19[6]	25,000	29,438
Barrick North America Finance LLC
4.400%, due 05/30/21	25,000	26,172
BHP Billiton Finance USA Ltd.
3.850%, due 09/30/23	30,000	31,379
First Quantum Minerals Ltd.
6.750%, due 02/15/20[2]	30,000	24,000
FMG Resources August 2006 Pty Ltd.
6.875%, due 04/01/22[2]	50,000	45,324
9.750%, due 03/01/22[2]	50,000	53,562
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.875%, due 02/15/23	50,000	46,500
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	25,000	20,750
5.450%, due 03/15/43	50,000	37,734

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Metals & mining— (concluded)
Rio Tinto Finance USA Ltd.
3.750%, due 06/15/25	40,000	39,869
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	51,290
Teck Resources Ltd.
6.250%, due 07/15/41	25,000	17,625
8.000%, due 06/01/21[2]	25,000	25,500
TMS International Corp.
7.625%, due 10/15/21[7]	100,000	70,000
Vale Overseas Ltd.
4.375%, due 01/11/22	65,000	58,237
		668,218
Oil & gas — 0.14%
Petroleos Mexicanos
3.500%, due 07/18/18	100,000	100,525
3.500%, due 01/30/23	110,000	100,100
6.375%, due 01/23/45	80,000	74,136
Statoil ASA
4.800%, due 11/08/43	50,000	56,004
		330,765
Oil field equipment & services — 0.07%
Rowan Cos., Inc.
4.750%, due 01/15/24	25,000	19,005
5.000%, due 09/01/17	10,000	10,000
SESI LLC
7.125%, due 12/15/21	50,000	45,063
Weatherford International LLC
6.350%, due 06/15/17	50,000	50,625
Weatherford International Ltd.
5.125%, due 09/15/20	25,000	20,250
7.000%, due 03/15/38	25,000	16,750
		161,693
Packaging & containers — 0.07%
Ball Corp.
4.375%, due 12/15/20	50,000	52,250
Berry Plastics Corp.
5.125%, due 07/15/23	50,000	50,375

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Packaging & containers— (concluded)
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[2]	75,000	79,500
		182,125
Paper & forest products — 0.03%
Georgia-Pacific LLC
8.000%, due 01/15/24	20,000	26,025
International Paper Co.
3.800%, due 01/15/26	50,000	51,404
		77,429
Pharmaceuticals — 0.39%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	121,085
3.200%, due 05/14/26	30,000	29,767
Actavis Funding SCS
3.000%, due 03/12/20	50,000	50,657
3.800%, due 03/15/25	90,000	91,239
Biogen, Inc.
4.050%, due 09/15/25	50,000	53,337
Capsugel SA
7.000%, due 05/15/19[2,4]	135,000	135,506
Endo Finance LLC & Endo Finco, Inc.
7.750%, due 01/15/22[2,6]	25,000	23,187
Gilead Sciences, Inc.
4.750%, due 03/01/46	90,000	95,958
Pfizer, Inc.
7.200%, due 03/15/39	70,000	102,049
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	41,000	42,558
Valeant Pharmaceuticals International
7.000%, due 10/01/20[2]	50,000	45,219
Valeant Pharmaceuticals International, Inc.
6.750%, due 08/15/18[2]	100,000	97,750
7.500%, due 07/15/21[2]	75,000	67,875
		956,187
Railroads — 0.06%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	30,000	35,392
6.150%, due 05/01/37	25,000	32,543
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	52,034

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Railroads— (concluded)
Union Pacific Corp.
4.050%, due 11/15/45	30,000	30,941
		150,910
Real estate investment trusts — 0.14%
AvalonBay Communities, Inc. MTN
3.450%, due 06/01/25	70,000	72,772
ERP Operating LP
4.500%, due 06/01/45	20,000	21,591
4.750%, due 07/15/20	35,000	38,682
Ventas Realty LP
3.500%, due 02/01/25	35,000	35,016
3.750%, due 05/01/24	90,000	91,909
VEREIT Operating Partnership LP
4.600%, due 02/06/24	50,000	50,312
4.875%, due 06/01/26	25,000	25,531
		335,813
Restaurants — 0.02%
McDonald’s Corp. MTN
2.100%, due 12/07/18	40,000	40,596

Retail-specialty — 0.24%
CVS Health Corp.
3.500%, due 07/20/22	60,000	63,305
4.750%, due 12/01/22[2]	100,000	111,278
5.125%, due 07/20/45	25,000	29,022
Dollar General Corp.
3.250%, due 04/15/23	80,000	80,670
Dollar Tree, Inc.
5.750%, due 03/01/23[2]	25,000	26,406
Lowe’s Cos., Inc.
4.650%, due 04/15/42	60,000	66,881
Michaels Stores, Inc.
5.875%, due 12/15/20[2]	100,000	104,000
The Home Depot, Inc.
3.350%, due 09/15/25	40,000	42,681

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Retail-specialty— (concluded)
Wal-Mart Stores, Inc.
4.300%, due 04/22/44	60,000	65,999
		590,242
Technology-hardware — 0.14%
Cisco Systems, Inc.
5.900%, due 02/15/39	50,000	65,998
Equinix, Inc.
5.375%, due 04/01/23	100,000	102,875
NCR Corp.
6.375%, due 12/15/23	75,000	76,621
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2]	100,000	104,125
		349,619
Technology-software — 0.39%
Apple, Inc.
3.850%, due 05/04/43	80,000	78,025
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.420%, due 06/15/21[2]	50,000	51,050
6.020%, due 06/15/26[2]	50,000	50,452
First Data Corp.
5.750%, due 01/15/24[2]	30,000	30,000
7.000%, due 12/01/23[2]	75,000	76,031
Infor US, Inc.
6.500%, due 05/15/22	100,000	91,750
International Business Machines Corp.
2.250%, due 02/19/21	50,000	50,844
Iron Mountain, Inc.
6.000%, due 10/01/20[2]	50,000	52,750
Juniper Networks, Inc.
3.300%, due 06/15/20	70,000	70,984
Microsoft Corp.
2.375%, due 02/12/22	80,000	81,707
4.450%, due 11/03/45	40,000	44,553
MSCI, Inc.
5.750%, due 08/15/25[2]	75,000	78,938
Oracle Corp.
2.500%, due 05/15/22	80,000	81,299
5.375%, due 07/15/40	30,000	36,066
Texas Instruments, Inc.
1.650%, due 08/03/19	30,000	30,083

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Technology-software— (concluded)
1.850%, due 05/15/22	40,000	39,502
		944,034
Telecom-wireless — 0.09%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	40,360
Rogers Communications, Inc.
5.000%, due 03/15/44	30,000	33,259
Sprint Corp.
7.250%, due 09/15/21	125,000	101,094
7.625%, due 02/15/25	75,000	56,578
		231,291
Telephone-integrated — 0.46%
AT&T, Inc.
2.800%, due 02/17/21	50,000	50,675
6.000%, due 08/15/40	70,000	79,477
CenturyLink, Inc.
6.750%, due 12/01/23	125,000	121,875
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	75,000	75,375
Frontier Communications Corp.
8.500%, due 04/15/20	125,000	131,875
10.500%, due 09/15/22[2]	25,000	26,000
11.000%, due 09/15/25[2]	50,000	50,875
Sprint Communications, Inc.
9.000%, due 11/15/18[2]	175,000	186,156
Verizon Communications, Inc.
4.500%, due 09/15/20	200,000	219,371
4.522%, due 09/15/48	115,000	115,526
Windstream Services LLC
7.750%, due 10/01/21	75,000	65,438
		1,122,643
Textiles & apparel — 0.03%
The William Carter Co.
5.250%, due 08/15/21	75,000	77,625

Tobacco — 0.15%
Altria Group, Inc.
9.250%, due 08/06/19	50,000	61,517
9.950%, due 11/10/38	21,000	37,210
Philip Morris International, Inc.
2.900%, due 11/15/21	230,000	238,651

Security description	Face amount ($)	Value ($)
Corporate bonds— (concluded)
Tobacco— (concluded)
Reynolds American, Inc.
5.700%, due 08/15/35	30,000	35,249
		372,627
Transportation services — 0.08%
FedEx Corp.
2.625%, due 08/01/22	130,000	130,709
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	75,000	61,875
		192,584
Total corporate bonds (cost—$21,293,046)		21,250,627

Non-US government obligations — 0.47%
Chile Government International Bond
3.250%, due 09/14/21	100,000	105,250
Colombia Government International Bond
8.125%, due 05/21/24	135,000	168,750
Israel Government International Bond
5.500%, due 09/18/33	175,000	237,929
Mexico Government International Bond
4.000%, due 10/02/23	160,000	166,800
Mexico Government International Bond MTN
6.750%, due 09/27/34	25,000	32,000
Panama Government International Bond
8.875%, due 09/30/27	95,000	134,663
Peruvian Government International Bond
7.350%, due 07/21/25	100,000	131,875
Poland Government International Bond
5.000%, due 03/23/22	35,000	39,166
Turkey Government International Bond
6.750%, due 04/03/18	120,000	128,460
Total non-US government obligations (cost—$1,125,276)		1,144,893

Municipal bonds and notes — 0.24%
California — 0.12%
California (Build America Bonds)
7.550%, due 04/01/39	180,000	276,950

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Illinois — 0.10%
State of Illinois
5.877%, due 03/01/19	225,000	243,772
New York — 0.02%
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	55,667
Total municipal bonds and notes (cost—$537,169)		576,389

Short-term US government obligation—9.84%
US Treasury Bill
0.306%, due 06/09/16[8] (cost — $23,998,366)	24,000,000	23,999,208

Repurchase agreement—19.38%
Repurchase agreement dated 05/31/16 with State Street Bank and Trust Co., 0.010% due 06/01/16, collateralized by $46,975,211 US Treasury Notes, 1.625% to 3.125% due 04/30/19 to 10/31/21; (value — $48,234,215); proceeds: $47,288,013 (cost — $47,288,000)	47,288,000	47,288,000

	Shares
Investment of cash collateral from securities loaned—5.43%
Money market fund — 5.43%
UBS Private Money Market Fund LLC [9] (cost — $13,235,689)	13,235,689	13,235,689
Total investments[10] (cost — $259,342,756)— 109.49%		267,076,270
Liabilities in excess of other assets — (9.49)%		(23,144,891)
Net assets — 100.00%		$243,931,379
Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$13,801,652
Gross unrealized depreciation		(6,068,138)
Net unrealized appreciation		$7,733,514

Futures contracts

Number of contracts		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
88	Russell 2000 Mini Index Futures	June 2016	9,307,531	10,149,920	842,389
489	S&P 500 E-Mini Index Futures	June 2016	48,398,534	51,220,305	2,821,771
US Treasury futures buy contracts:
11	US Treasury Note 2 Year Futures	September 2016	2,395,692	2,396,969	1,277
			60,101,757	63,767,194	3,665,437

			Proceeds($)
US Treasury futures sell contracts:
10	US Treasury Note 5 Year Futures	September 2016	1,201,765	1,201,172	593
117	US Treasury Note 10 Year Futures	September 2016	15,141,311	15,173,438	(32,127)
			16,343,076	16,374,610	(31,534)
					3,633,903

Total return swap agreements7

Counterparty	Notional amount ($)	Termination date	Payments made by the Portfolio[11]	Payments received by the Portfolio[11]	Upfront payments received (made)($)	Value($)	Unrealized appreciation ($)
CITI	1,650,000	06/20/16	3 month USD LIBOR	IBOXX Liquid High Yield Index	—	78,622	78,622
GSI	700,000	12/20/16	3 month USD LIBOR	IBOXX Liquid High Yield Index	—	3,361	3,361
JPMCB	700,000	06/20/16	3 month USD LIBOR	IBOXX Liquid High Yield Index	—	12,018	12,018
JPMCB	150,000	09/20/16	3 month USD LIBOR	IBOXX Liquid High Yield Index	—	14,080	14,080
						108,081	108,081

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	93,433,034	—	—	93,433,034
Investment company	10,828,673	—	—	10,828,673
US government obligations	—	32,195,388	—	32,195,388
Mortgage & agency debt securities	—	15,506,267	—	15,506,267
Asset-backed securities	—	3,848,508	—	3,848,508
Commercial mortgage-backed securities	—	3,769,594	—	3,769,594
Corporate bonds	—	21,250,627	—	21,250,627
Non-US government obligations	—	1,144,893	—	1,144,893
Municipal bonds and notes	—	576,389	—	576,389
Short-term US government obligation	—	23,999,208	—	23,999,208
Repurchase agreement	—	47,288,000	—	47,288,000
Investment of cash collateral from securities loaned	—	13,235,689	—	13,235,689
Futures contracts	3,666,030	—	—	3,666,030
Swap agreements	—	108,081	—	108,081
Total	107,927,737	162,922,644	—	270,850,381

Liabilities
Futures contracts	(32,127)	—	—	(32,127)

At May 31, 2016, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	95.1
Ireland	1.0
Canada	0.6
Singapore	0.6
United Kingdom	0.5
Netherlands	0.4
Israel	0.2
Luxembourg	0.2
Mexico	0.2
Panama	0.2
Jersey	0.2
Bermuda	0.2
France	0.1
Australia	0.1
Croatia	0.1
Colombia	0.1
Germany	0.1
Peru	0.1
Turkey	0.0	†
Chile	0.0	†
Cayman Islands	0.0	†
Liberia	0.0	†
Marshall Islands	0.0	†
Norway	0.0	†
Curacao	0.0	†
Poland	0.0	†
Total	100.0

†  Amount represents less than 0.05%

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at May 31, 2016.

2                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.18% of net assets as of May 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                                         Variable or floating rate security. The interest rate shown is the current rate as of May 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

4                                         Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

5                                         Perpetual investment. The maturity date reflects the next call date.

6                                         Step bond that converts to the noted fixed rate at a designated future date.

7                                         Illiquid investment as of May 31, 2016.

8                                         Rates shown are the discount rates at date of purchase unless otherwise noted.

9                                         Investment in affiliated investment company. The table below details the Fund’s transaction activity in affiliated issuers for the nine months ended May 31, 2016. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 08/31/15($)	Purchases during the nine months ended 05/31/16($)	Sales during the nine months ended 05/31/16($)	Value at 05/31/16($)	Net income earned from affiliate for the nine months ended 05/31/16($)
UBS Private Money Market Fund LLC	13,553,435	215,665,623	215,983,369	13,235,689	10,984

10                                  Includes $27,188,320 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $13,235,689 and non-cash collateral of $14,440,165.

11                                  Payments made or received are based on the notional amount.

Portfolio acronyms

ADR                                             American Depositary Receipt

FDIC                                          Federal Deposit Insurance Corporation

GMTN                                  Global Medium Term Note

GSI                                                   Goldman Sachs International

JPMCB                              JPMorgan Chase Bank

MSCI                                       Morgan Stanley Capital International

MTN                                           Medium Term Note

OEM                                           Original Equipment Manufacturer

TBA                                              (To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS                                             Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments.  The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities.  Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Valuation of investments

The Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share will be calculated as of the time trading was halted.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities.  The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments.  An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments.  Investments also may be valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation.  Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM” or the “Advisor”), the investment advisor of the Fund.  UBS AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.  If a market value is not readily available from an independent pricing source for a particular security, that investment is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an instrument’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities are fair valued.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.  Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that the market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management.  The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings.

Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In May 2015, FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 29, 2016.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 29, 2016